Goodwill, Spectrum Licenses and Other Intangible Assets - Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, net change	$ 0	$ 0